CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 8,251,340
Costs and expenses:
Direct costs	6,075,746
Selling, general and administrative	780,139
Depreciation and amortization	382,996
Transaction and integration related	$ 25,269
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring
Restructuring	$ 79,069
Goodwill impairment	364,248
Impairment of non-financial assets	101,027
Total costs and expenses	7,808,494
Income from operations	442,846
Interest income	7,109
Interest expense	(197,490)
Income before income tax expense	252,465
Income tax expense	(23,126)
Income before share of losses from equity method investments	229,339
Share of losses from equity method investments	0
Net income	$ 229,339
Net income per ordinary share:
Basic (USD per share) | $ / shares	$ 2.92
Diluted (USD per share) | $ / shares	$ 2.90
Weighted average number of ordinary shares outstanding:
Basic (in shares) | shares	78,423,675
Diluted (in shares) | shares	78,965,385